Eaton Vance

North Carolina Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.5%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$395,379
North Carolina Capital Facilities Finance Agency, (Duke University), 4.00%, 10/1/39	1,300	1,482,650
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,454,320
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,291,426
University of North Carolina at Chapel Hill, 0.648%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	742,590
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	885,053
University of North Carolina at Charlotte, 4.00%, 10/1/45	250	284,800
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,359,088
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,156,410
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	762,254
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,779,120
Western Carolina University, 5.00%, 10/1/36	1,000	1,246,600

		$13,839,690

Escrowed/Prerefunded — 6.5%
Durham Capital Financing Corp., Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,863,642
Durham Capital Financing Corp., Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,133,060
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,367,688
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	951,711
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,043,800
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,110,005
Watauga Public Facilities Corp., Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,095,210

		$8,565,116

General Obligations — 10.2%
Durham County, 4.00%, 6/1/33	$1,785	$2,192,944
Forsyth County, 4.00%, 3/1/28	735	893,944
Forsyth County, 5.00%, 3/1/31	1,000	1,346,590
Greensboro, Series 2014, 5.00%, 2/1/27	650	760,364
Guilford County, 5.00%, 2/1/21	2,000	2,064,880
Pender County, 5.00%, 3/1/27	1,015	1,255,311
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,186,380
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	591,585
Wilmington, Limited Obligation Bonds, 4.00%, 6/1/35	150	179,223
Wilmington, Limited Obligation Bonds, 4.00%, 6/1/37	690	817,691
Winston-Salem, 4.00%, 6/1/29	1,925	2,288,729

		$13,577,641

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.2%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$302,255
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,176,570
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,123,120
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,198,060
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,010,620
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 4.00%, 7/1/39	1,000	1,120,130
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	912,157
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,131,330
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,728,171
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,290,380
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,127,780

		$16,120,573

Industrial Development Revenue — 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$752,265
Columbus County Industrial Facilities & Pollution Control Financing Authority, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	500	504,340

		$1,256,605

Insured-Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,111

		$35,111

Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,716,771
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	590,916

		$2,307,687

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$285,299

		$285,299

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$602,096

		$602,096

Insured-Transportation — 4.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,327,570
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,096,129

		$5,423,699

Lease Revenue/Certificates of Participation — 16.3%
Buncombe County, 5.00%, 6/1/29	$750	$882,810
Buncombe County, 5.00%, 6/1/31	1,000	1,171,020
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/34	175	209,505
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/35	150	179,071
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/36	150	178,010
Buncombe County, Limited Obligation Bonds, 5.00%, 6/1/31	100	135,054

Security	Principal Amount (000’s omitted)	Value
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/28	$1,600	$2,055,664
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,231,250
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,225,740
Charlotte, 4.00%, 6/1/39	1,000	1,155,510
Charlotte, (Convention Facility), 4.00%, 6/1/39	875	1,011,071
Davidson County, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,456,220
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,046,280
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,826,335
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,200,190
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,275,480
Orange County Public Facilities Co., 4.00%, 10/1/31	400	477,048
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	626,300
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	68,074
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	306,240
Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,309,080
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	640,050
Winston-Salem, 5.00%, 6/1/27	750	888,045

		$21,554,047

Other Revenue — 1.8%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,160,650
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,242,528

		$2,403,178

Senior Living/Life Care — 4.1%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,234,240
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,029,400
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	597,862
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	910,250
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	650,526

		$5,422,278

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,027,660

		$1,027,660

Transportation — 15.2%
Charlotte Airport, 5.50%, 7/1/34	$535	$536,824
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,553,700
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,003,500
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	691,803
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,094,200
Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	629,348

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	$2,000	$2,365,840
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,746,550
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/43	500	548,255
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,158,000
Raleigh-Durham Airport Authority, (AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,297,620
Raleigh-Durham Airport Authority, (AMT), Series 2020A, 5.00%, 5/1/36	1,280	1,543,002

		$20,168,642

Water and Sewer — 9.6%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$890,963
Brunswick County, Enterprise Systems Revenue, 4.00%, 4/1/34(3)	700	848,953
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	362,877
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	639,333
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,712,755
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	877,304
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,003,950
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,755,687
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,278,905
High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,218,820
Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,120,111
Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	958,399

		$12,668,057

Total Tax-Exempt Municipal Securities — 94.5% (identified cost $117,326,078)		$125,257,379

Corporate Bonds & Notes — 0.4%

Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 10/1/20 (Put Date), 4/1/32	$540	$531,630

Total Corporate Bonds & Notes — 0.4% (identified cost $540,000)		$531,630

Total Investments — 94.9% (identified cost $117,866,078)		$125,789,009

Other Assets, Less Liabilities — 5.1%		$6,805,111

Net Assets — 100.0%		$132,594,120

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2020.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$125,257,379	$—	$125,257,379
Corporate Bonds & Notes	—	531,630	—	531,630
Total Investments	$—	$125,789,009	$—	$125,789,009

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.